Supplementary Information for Greenfire Resources Inc. – Oil and Gas (Unaudited) (Details) - Schedule of Petroleum and Natural Gas Property Acquisitions, Exploration and Development Activities - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property acquisition (disposition) costs
Proved oil and gas properties – acquisitions	$ 0.0	$ 0.0	$ 1,010.0
Proved oil and gas properties – dispositions	0.0	0.0	0.0
Unproved oil and gas properties	0.0	0.0	0.0
Exploration costs	0.0	0.0	0.0
Development costs	33.0	41.0	7.0
Total Expenditures	$ 33.0	$ 41.0	$ 1,017.0